Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Professional fees related party amount	$ 163,200	$ 90,000	$ 266,400	$ 180,000	$ 410,400	$ 180,000
Loss per share – basic and diluted	$ (0.68)	$ (0.18)	$ (1.28)	$ (0.43)	$ (1.22)	$ (0.89)
Weighted average number of shares of common stock outstanding – basic and diluted	10,207,212	8,982,047	8,982,047	8,982,057	9,010,403	6,593,496